Accrued Expenses, Other Current Liabilities and Other Long-Term Liabilities - Summary of Accrued Expenses (Current), Other Current Liabilities and Other Long-Term Liabilities (Detail) (USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses:
Accrued payroll and related expenses		$ 551
Accrued payroll and related expenses	663	571
Accrued professional fees	211	88	20
Accrued interest	23
Accrued research and development costs	681	695	376
Accrued 401(k) company match		20
Accrued other	80	7
Accrued expenses, Total	1,658	1,361	396
Other current liabilities:
Early exercise of stock-based awards	30	62
Accrued third-party license fee	500	500
Other current liabilities			68
Other current liabilities, Total	530	562	68
Other long-term liabilities:
Early exercise of stock-based awards	87	96
Other long-term liabilities, Total	$ 87	$ 96